DELAWARE(SM)
INVESTMENTS
-----------



Delaware Corporate Bond Fund

Delaware Extended Duration Bond Fund


Current Income


[Current income artwork]

2000 SEMI-ANNUAL REPORT

A TRADITION OF SOUND INVESTING SINCE 1929
-----------------------------------------

TABLE OF CONTENTS
-----------------

Letter to Shareholders                                          1

Portfolio
Management Review                                               3

Performance Summary

  Delaware Corporate
  Bond Fund                                                     5

  Delaware Extended
  Duration Bond Fund                                            6

Financial Statements

  Statements
  of Net Assets                                                 7

  Statements
  of Operations                                                11

  Statements of Changes
  in Net Assets                                                12

  Financial Highlights                                         13

  Notes to
  Financial Statements                                         21



A Commitment To Our Investors

Experienced

o Our seasoned investment professionals average more than 15 years' experience.

o For over 70 years, we have managed money in a variety of investment styles that have weathered a full range of economic and market environments. We opened our first mutual fund in 1938.


Disciplined

o We follow strict investment policies and clear buy/sell guidelines.

o We strive to balance risk and reward in order to provide relatively conservative investment alternatives within any given asset class.

Consistent

o We believe consistent processes are the best way to seek consistent investment performance.

o Our commitment to style consistency has earned us the confidence of discriminating institutional and individual investors to manage approximately $47 billion in assets as of December 31, 1999. Comprehensive

o We offer over 70 mutual funds in these asset classes.

  o Large-cap equity                  o High-yield bonds

  o Mid-cap equity                    o Investment grade bonds

  o Small-cap equity                  o Municipal bonds (24 single-state funds)

  o International equity              o International fixed-income

  o Balanced

  o Our funds are available through financial advisers who can offer you individualized attention and valuable investment advice.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

(C)Delaware Distributors, L.P.

Dear Shareholder

February 18, 2000


"THOUGH BONDS MAY REMAIN IN THE SHADOW OF STOCKS AS LONG AS ECONOMIC GROWTH CONTINUES IN 2000, WE STILL BELIEVE THEY HAVE A ROLE IN A WELL-BALANCED PORTFOLIO."


Recap of Events - Economic activity in the United States continues to move along ahead of expectations. A stronger economy and rising concerns that inflation may increase pushed U.S. bond prices lower and yields significantly higher.

Long-term U.S. Treasury yields increased from 6.12% on July 31, 1999 to 6.65% on January 31, 2000. The corporate bond sector faced similar circumstances: the yield on 10-year A2-rated industrial bonds, a measure of corporate borrowing costs, rose to 7.64% as of January 31, 2000 from just 6.61% on July 31, 1999 (Source: Bloomberg). This presented a challenge to many investors seeking to strike a balance between income and capital appreciation.

Strong economic activity, however, eventually heightened inflationary concerns. The Federal Reserve responded by raising interest rates on June 30, August 24, November 16, 1999 and February 2, 2000. As of this writing, the Federal funds target rate on overnight loans between banks stands at 5.75%, the lending rate's highest level in more than four years. The Federal Reserve's actions have been directed at slowing the economy and pre-empting inflation before it takes root.



Average Total Returns
For Periods Ended 1/31/00                                    Six Months                    Lifetime*
------------------------------------------------------------------------------------------------------------
Delaware Corporate Bond Fund Class A                           +1.11%                     +0.55%
------------------------------------------------------------------------------------------------------------
Delaware Extended Duration Bond Fund
   Class A                                                     +0.42%                     -1.65%
------------------------------------------------------------------------------------------------------------
Lipper Corporate Debt BBB Fund Average                         -0.72% (144 funds)         -1.52% (130 funds)

Lehman Brothers Corporate Bond Index                           +0.53%                     -0.31%
------------------------------------------------------------------------------------------------------------

All performance shown above is at net asset value without the effect of sales charges and assumes reinvestment of distributions. Performance information for all other Fund classes can be found on page 5. The Lipper Corporate Debt BBB Fund Average is an index of all active corporate bond funds with similar credit ratings and investment objectives. The Lehman Brothers Corporate Bond Index is an index of corporate bonds. You cannot invest directly in an index. Past performance does not guarantee future results.

* September 15, 1998 (commencement of operations)

Delaware Corporate Bond Fund provided a total return of +1.11% (Class A shares at net asset value with distributions reinvested) for the six-month period ended January 31, 2000. Delaware Extended Duration Bond Fund provided a total return of +0.42% (Class A shares at net asset value with distributions reinvested) for the six-month period ended January 31, 2000. Although these returns were only slightly positive, these two Funds faired better than their peer group, the Lipper Corporate Debt BBB Fund Average.

Market Outlook - Though bonds may remain in the shadow of stocks as long as economic growth continues in 2000, we still believe they have a role in a well-balanced portfolio. Both Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund can be an attractive component for investors who wish to maintain a well-diversified portfolio.

On the pages that follow, Gary A. Reed, your Fund's portfolio manager, explains these Funds' positioning during the six-month period ended January 31, 2000 and provides an outlook for the second half of fiscal 2000. Thank you for your continued confidence in Delaware Investments.

Sincerely,

/s/ Wayne A. Stork                        /s/ David K. Downes
------------------                        -------------------
Wayne A. Stork                            David K. Downes
Chairman,                                 President and Chief Executive Officer,
Delaware Investments                      Delaware Investments
Family of Funds                           Family of Funds

[Current income artwork]

PORTFOLIO MANAGEMENT REVIEW
---------------------------

            Gary A. Reed
Senior Portfolio Manager
       February 18, 2000


The Fund's Results

When selecting bonds for the Funds' portfolios, our careful selection process typically leads us to bonds that exhibit the following characteristics:

o Quality: We focus on investment grade bonds--that is, bonds rated BBB or higher. Compared to lower rated bonds, these bonds tend to involve less risk that an issuer won't be able to pay interest or principal.

o Liquidity: We purchase bonds that can easily be bought and sold. This is a key component of our selection process.

o Positive Outlook: For each bond we consider, we extensively research the issuing company as well as the short- and long-term outlook for its respective industry. We look for companies that exhibit quality management, strong balance sheets, operating cash flows and plans for future growth.

o Relative Value: We look for bonds that are inexpensively priced and issued by good companies, which in our opinion should provide attractive total return over time.

Utilizing these investment parameters, Delaware Corporate Bond Fund provided a total return of +1.11% (Class A shares at net asset value with distributions reinvested) for the six-month period ended January 31, 2000. Delaware Extended Duration Bond Fund provided a total return of +0.42% (Class A shares at net asset value with distributions reinvested) for the same period. Although these returns were only slightly positive, these two Funds outpaced their peer group, the Lipper Corporate Debt BBB Funds Average.

Portfolio Highlights

As the Federal Reserve began tightening credit the last six months, U.S. Treasury securities and corporate bonds came under pressure as interest rates increased. Throughout the last six months, we incrementally reduced our exposure to bank, finance and brokerage firm debt since these businesses tend to come under pressure as interest rates increase. Instead, we looked for opportunity in sectors such as Cable, Media & Publishing, Telecommunications and Industrial Machinery.

Corporate bonds, the mainstay of both the Delaware Corporate Bond and Delaware Extended Duration Bond Funds, performed well in this environment compared to most other fixed-income securities. Corporate spreads, the yield difference between these issues and comparable maturity Treasury debt, narrowed during the last six months and improved performance as we neared the end of the first half of fiscal 2000.

[Current income artwork]


Delaware Corporate Bond Fund


Cash and Other Assets 1.5%

Mortgage-Backed Securities 4.0%

U.S. Treasury Obligations 4.8%

CMOs 2.1%

[GRAPHIC OMITTED]

Corporate Bonds 87.6%




Delaware Extended Duration Bond Fund


U.S. Treasury Obligations 15.4%

Mortgage-Backed Securities 6.1%

CMOs 0.5%

[GRAPHIC OMITTED]

Cash and Other Assets 3.2%

Corporate Bonds 74.8%



The average duration of Delaware Corporate Bond Fund will generally be between 4 and 7 years, suitable for more conservative investors who desire less exposure to fluctuations in principal. Duration measures a bond's sensitivity to interest rates, which indicates the approximate percentage of change in a bond or bond fund's price given a 1% change in interest rates. As of January 31, 2000, Delaware Corporate Bond Fund's duration was 4.5 years, which reflects our more conservative outlook.

Delaware Extended Duration Bond Fund will typically have an average duration between 8 and 11 years. This makes the Fund suitable for investors with a long time horizon or greater tolerance for risk. At the end of this six-month period, this Fund had a duration of 8.5 years, and similarly to Delaware Corporate Bond Fund, reflected our cautious view of the bond markets.

As interest rates rose the last six months, longer duration corporate bonds, such as those held in the Delaware Extended Duration Bond Fund, underperformed comparable bonds with shorter maturities. We feel the outlook for the long end of the market, however, is improving. We believe the Federal Reserve's policies will forestall inflation and ultimately improve the outlook for the market.


Outlook

Assuming moderate increases in interest rates and a gradually slowing economy, we believe long-term U.S. Treasury bonds, and subsequently corporate debt, should do well in the second half of fiscal 2000. After slightly reducing our exposure to corporate bonds, we expect to add to our portfolios later in 2000, when securities are more cheaply priced.

For both Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund, we are cautiously optimistic that the coming year will provide a favorable environment. We intend to keep a watchful eye on changes in consumer and producer prices to gauge their potential effects on markets, monetary policy and Fund performance for the second half of fiscal 2000.

FUND BASICS
-----------

Fund Objectives

To provide high total return and, as a secondary objective, high current income by investing primarily in corporate bonds rated BBB or higher.

Assets Under Management

$60.3 million

Number of Holdings

64

Fund Start Date

September, 15, 1998

Your Fund Manager

Gary A. Reed hold a bachelor's degree from the University of Chicago and a master's degree in Economics from Columbia University. Before coming to Delaware in 1989, Mr. Reed served as Vice President and Manager of the Fixed Income Department at Irving Trust Company.

NASDAQ Symbols

Class A    DGCAX
Class B    DGCBX
Class C    DGCCX

DELAWARE CORPORATE BOND FUND PERFORMANCE
----------------------------------------

Average Annual Returns

Through January 31, 2000                                Lifetime        One Year
--------------------------------------------------------------------------------
Class A (Est. 9/15/98)
   Excluding Sales Charge                                +0.55%          -3.34%
   Including Sales Charge                                -2.88%          -7.87%
--------------------------------------------------------------------------------
Class B (Est. 9/15/98)
   Excluding Sales Charge                                -0.12%          -4.06%
   Including Sales Charge                                -2.85%          -7.69%
--------------------------------------------------------------------------------
Class C (Est. 9/15/98)
   Excluding Sales Charge                                -0.11%          -4.06%
   Including Sales Charge                                -0.11%          -4.96%
--------------------------------------------------------------------------------

Returns reflect reinvestment of distributions and any applicable sales charges as noted below. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Class B and C results excluding sales charge assume that either the investment was not redeemed or contingent sales charges did not apply. Past performance is not a guarantee of future results.

Class A shares have a 4.75% maximum front-end sales charge and a 12b-1 fee.

Class B shares do not carry a front-end sales charge, but are subject to a 1% annual distribution and service fee. They are also subject to a deferred sales charge of up to 4% if redeemed before the end of the sixth year.

Class C shares have a 1% annual distribution and service fee. If redeemed within 12 months, a 1% contingent deferred sales charge applies.

An expense limitation was in effect for all classes of Delaware Corporate Bond Fund during the period. Performance would have been lower if the expense limitation was not in effect.

The average annual total return for the lifetime and one-year periods ended January 31, 2000 for Delaware Corporate Bond Fund's Institutional Class were +0.79% and -3.09% respectively.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

NASDAQ Symbol Institutional Class: DGCIX

FUND BASICS
-----------

Fund Objectives

To provide high total return and, as a secondary objective, high current income by investing primarily in corporate bonds rated BBB or higher.

Assets Under Management

$66.8 million

Number of Holdings

63

Fund Start Date

September, 15, 1998

Your Fund Manager

Gary A. Reed

NASDAQ Symbols

Class A   DEEAX
Class B   DEEBX
Class C   DEECX

DELAWARE EXTENDED
DURATION BOND FUND PERFORMANCE
------------------------------

Average Annual Returns

Through January 31, 2000                               Lifetime         One Year
--------------------------------------------------------------------------------
Class A (Est. 9/15/98)
   Excluding Sales Charge                               -1.65%           -6.45%
   Including Sales Charge                               -5.01%           -10.83%
--------------------------------------------------------------------------------
Class B (Est. 9/15/98)
   Excluding Sales Charge                               -2.36%           -7.16%
   Including Sales Charge                               -5.03%           -10.66%
--------------------------------------------------------------------------------
Class C (Est. 9/15/98)
   Excluding Sales Charge                               -2.26%           -7.16%
   Including Sales Charge                               -2.26%           -8.03%
--------------------------------------------------------------------------------

Returns reflect reinvestment of distributions and any applicable sales charges as noted below. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Class B and C results excluding sales charge assume that either the investment was not redeemed or contingent sales charges did not apply. Past performance is not a guarantee of future results.

Class A shares have a 4.75% maximum front-end sales charge and a 12b-1 fee.

Class B shares do not carry a front-end sales charge, but are subject to a 1% annual distribution and service fee. They are also subject to a deferred sales charge of up to 4% if redeemed before the end of the sixth year.

Class C shares have a 1% annual distribution and service fee. If redeemed within 12 months, a 1% contingent deferred sales charge applies.

An expense limitation was in effect for all classes of Delaware Extended Duration Bond Fund during the period. Performance would have been lower if the expense limitation was not in effect.

The average annual total return for the lifetime and one-year periods ended January 31, 2000 for Delaware Extended Duration Bond Fund were -1.44% and -6.23% respectively.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

NASDAQ Symbol Institutional Class: DEEIX

Statement of Net Assets

DELAWARE CORPORATE BOND FUND
----------------------------
                                                        Principal       Market
January 31, 2000 (Unaudited)                              Amount        Value
--------------------------------------------------------------------------------
Agency Mortgage-Backed Securities - 3.98%
Federal National Mortgage Association
   5.375% 3/15/02 ................................     $  600,000     $  581,369
   6.00% 5/15/08 .................................      1,500,000      1,380,117
   6.25% 5/15/29 .................................        500,000        435,744
                                                                      ----------
Total Agency Mortgage-Backed
   Securities (cost $2,428,944) ..................                     2,397,230
                                                                      ==========
Commercial Mortgage-Backed Securities - 2.12%
Government National Mortgage Association
   6.85% 12/20/25 ................................      1,000,000        935,929
Mortgage Capital Funding
   7.224% 9/20/06 ................................        355,000        339,330
                                                                      ----------
Total Commercial Mortgage-Backed
   Securities (cost $1,367,239) ..................                     1,275,259
                                                                      ==========
Corporate Bonds - 87.56%
Automobile & Automotive Parts - 7.26%
Daimler Chrysler 6.90% 9/1/04 ....................      1,000,000        978,750
Federal Mogul 7.50% 1/15/09 ......................        500,000        437,841
Lear 8.11% 5/15/09 ...............................        500,000        466,350
Meritor Auto 6.80% 2/15/09 .......................        655,000        591,455
TRW 6.625% 6/1/04 ................................      2,000,000      1,901,455
                                                                      ----------
                                                                       4,375,851
                                                                      ----------
Banking - 9.23%
Banco Sud Americano 7.60% 3/15/07 ................        500,000        448,726
Bank One 6.40% 8/1/02 ............................      2,225,000      2,168,763
Capital One Bank 6.15% 6/1/01 ....................      1,000,000        980,655
Compass Bank 8.10% 8/15/09 .......................      1,000,000      1,001,919
Nationsbank 6.50% 8/15/03 ........................      1,000,000        965,235
                                                                      ----------
                                                                       5,565,298
                                                                      ----------
Cable, Media & Publishing - 5.43%
News America Holdings 7.75% 12/1/45 ..............        900,000        824,083
Viacom 7.625% 1/15/16 ............................      2,500,000      2,449,163
                                                                      ----------
                                                                       3,273,246
                                                                      ----------
Chemicals - 1.64%
Equistar Chemicals 8.75% 2/15/09 .................      1,000,000        986,250
                                                                      ----------
                                                                         986,250
                                                                      ----------
Computers & Technology - 2.08%
Seagate Technology 7.45% 3/1/37 ..................        880,000        757,888
Sun Microsystems 7.35% 8/15/04 ...................        500,000        494,884
                                                                      ----------
                                                                       1,252,772
                                                                      ----------
Consumer Products - 3.33%
Tommy Hilfiger 6.85% 6/1/08 ......................      2,300,000      2,008,025
                                                                      ----------
                                                                       2,008,025
                                                                      ----------
Electronics & Electrical Equipment - 3.66%
Israel Electric 7.75% 3/1/09 .....................      2,000,000      1,934,300
Protection One 8.125% 1/15/09 ....................        550,000        275,000
                                                                      ----------
                                                                       2,209,300
                                                                      ----------
Energy - 1.93%
PSEG Energy 10.00% 10/1/09 .......................        625,000        635,645
RBF Finance 11.00% 3/15/06 .......................        500,000        525,000
                                                                      ----------
                                                                       1,160,645
                                                                      ----------

                                                       Principal        Market
                                                         Amount         Value
--------------------------------------------------------------------------------
Corporate Bonds (continued)
Environmental Services - 1.55%
Ras Laffan Liq Natural Gas
   8.294% 3/15/14 ..............................     $ 1,000,000     $   932,738
                                                                      ----------
                                                                         932,738
                                                                      ----------
Finance - 19.92%
AT&T Capital 6.75% 12/1/00 .....................         500,000         499,461
Commercial Credit 6.50% 8/1/04 .................       1,250,000       1,198,915
Fairfax Financial Holdings 7.375% 3/15/06 ......         600,000         535,902
Ford Motor Credit 7.38% 10/28/09 ...............         750,000         732,884
General Electric Capital 8.85% 3/1/07 ..........       1,000,000       1,079,250
Goldman Sachs Group 6.65% 5/15/09 ..............         500,000         460,269
Heller Financial 6.00% 3/19/04 .................       1,000,000         940,739
JP Morgan 6.00% 1/15/09 ........................       2,000,000       1,765,175
Meditrust 7.82% 9/10/26 ........................         650,000         537,875
Morgan Stanley Dean Witter
   5.625% 1/20/04 ..............................       1,000,000         936,361
Pemex Finance 9.69% 8/15/09 ....................       1,360,000       1,378,700
Popular 6.625% 1/15/04 .........................       1,000,000         946,416
Principal Financial Global 7.95% 8/15/04 .......       1,000,000         992,910
                                                                      ----------
                                                                      12,004,857
                                                                      ----------
Healthcare & Pharmaceuticals - 1.02%
Tenet Healthcare 8.00% 1/15/05 .................         500,000         475,768
United Health Care 6.60% 12/1/03 ...............         145,000         136,403
                                                                      ----------
                                                                         612,171
                                                                      ----------
Industrial Machinery - 4.89%
Lockheed Martin 8.20% 12/1/09 ..................       2,000,000       1,970,596
Rohm & Haas 6.95% 7/15/04 ......................       1,000,000         977,250
                                                                      ----------
                                                                       2,947,846
                                                                      ----------
Leisure, Lodging & Entertainment - 4.12%
HMH Properties 8.45% 12/1/08 ...................         625,000         564,063
Park Place Entertainment 7.95% 8/1/03 ..........       1,000,000         980,000
Residential Reinsurance 9.77% 6/1/00 ...........         500,000         500,000
Starwood Hotels & Resorts
   6.75% 11/15/05 ..............................         500,000         438,978
                                                                      ----------
                                                                       2,483,041
                                                                      ----------
Metals & Mining - 0.82%
AK Steel 7.875% 2/15/09 ........................         550,000         495,688
                                                                      ----------
                                                                         495,688
                                                                      ----------
Miscellaneous - 5.86%
Osprey Trust 8.31% 1/15/03 .....................         850,000         844,278
Republic of Korea 8.875% 4/15/08 ...............       1,200,000       1,251,045
Republic of South Africa 9.125% 5/19/09 ........         775,000         788,563
Service International 6.00% 12/15/05 ...........       1,000,000         650,000
                                                                      ----------
                                                                       3,533,886
                                                                      ----------
Packaging & Containers - 0.98%
Owens-Illinois 8.10% 5/15/07 ...................         625,000         592,102
                                                                      ----------
                                                                         592,102
                                                                      ----------

                                                        Principal     Market
Delaware Corporate Bond Fund                             Amount       Value
--------------------------------------------------------------------------------
Corporate Bonds (continued)
Retail - 6.45%
K Mart 7.95% 2/1/23 ................................   $   550,000   $   464,198
Safeway 7.00% 9/15/02 ..............................     1,000,000       984,496
Saks 8.25% 11/15/08 ................................     2,500,000     2,438,807
                                                                     -----------
                                                                       3,887,501
                                                                     -----------
Telecommunications - 4.77%
AT & T 6.50% 3/15/29 ...............................     1,500,000     1,273,765
Cox Communications 6.15% 8/1/03 ....................       250,000       238,760
Global Crossing 9.625% 5/15/08 .....................       750,000       733,125
MCI Worldcom 7.55% 4/1/04 ..........................       630,000       632,346
                                                                     -----------
                                                                       2,877,996
                                                                     -----------
Transportation & Shipping - 2.62%
Atlas Air Lines 8.77% 1/2/11 .......................       598,119       571,792
Stagecoach Holdings 8.625% 11/15/09 ................     1,000,000     1,004,684
                                                                     -----------
                                                                       1,576,476
                                                                     -----------
Total Corporate Bonds
   (cost $55,838,383) ..............................                  52,775,689
                                                                     ===========

U.S. Treasury Obligations - 4.77%
U.S. Treasury Note
   5.00% 4/30/01 ...................................       250,000       245,677
   5.50% 8/31/01* ..................................     2,675,000     2,632,233
                                                                     -----------
Total U.S. Treasury Obligations
   (cost $2,888,318) ...............................                   2,877,910
                                                                     -----------

Total Market Value of Securities - 98.43%
   (cost $62,522,884) ..............................                 $59,326,088
Receivables and Other Assets
   Net of Liabilities - 1.57% ......................                     946,872
                                                                     -----------
Net Assets Applicable to 11,685,605
   shares outstanding - 100.0% .....................                 $60,272,960
                                                                     ===========
Net Asset Value - Delaware Corporate Bond Fund
   A Class ($2,107,483 / 408,587 shares) ...........                       $5.16
                                                                           -----
Net Asset Value - Delaware Corporate Bond Fund
   B Class ($1,998,912 / 387,554 shares) ...........                       $5.16
                                                                           -----
Net Asset Value - Delaware Corporate Bond Fund
   C Class ($376,283 / 72,957 shares) ..............                       $5.16
                                                                           -----
Net Asset Value - Delaware Corporate Bond Fund
   Institutional Class ($55,790,282 / 10,816,507
  shares)                                                                  $5.16
                                                                           -----

Components of Net Assets at January 31, 2000:
Shares of Beneficial Interest
   (unlimited authorization, no par) ........................       $65,485,427
Accumulated net realized loss on investments
   and futures contracts ....................................        (2,140,357)
Net unrealized depreciation of investments
   and futures contracts ....................................        (3,072,110)
                                                                    -----------
Total net assets ............................................       $60,272,960
                                                                    ===========

Net asset value and offering price per share
   Delaware Corporate Bond Fund
Net asset value A Class (A) .................................             $5.16
                                                                          -----
Sales charge (4.75% of offering price
   or 5.04% of amount invested
   per share) (B) ...........................................              0.26
                                                                          -----
Offering price ..............................................             $5.42
                                                                          -----
----------------------

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or purchase of shares.
(B) See in the current prospectus for purchases of $100,000 or more.

*Fully or partially pledged collateral for financial futures contracts.

                             See accompanying notes

DELAWARE EXTENDED DURATION BOND FUND
------------------------------------
                                                     Principal          Market
January 31, 2000 (Unaudited)                          Amount            Value
--------------------------------------------------------------------------------
Agency Mortgage-Backed Securities - 6.09%
Federal National Mortgage Association
   5.375% 3/15/02* .......................          $1,500,000        $1,453,421
   6.25% 5/15/29 .........................           3,000,000         2,614,463
                                                                      ----------
Total Agency Mortgage-Backed
   Securities (cost $4,096,920) ..........                             4,067,884
                                                                      ==========

Collateralized Mortgage-Backed
   Securities (CMBS) - 0.51%
Mortgage Capital Funding
   7.224% 9/20/06 ........................             360,000           344,109
                                                                      ----------
Total Collateralized Mortgage-Backed
   Securities (cost $369,591) ............                               344,109
                                                                      ==========
Corporate Bonds - 74.79%
Automobile & Automotive Parts - 7.92%
Federal Mogul 7.50% 1/15/09 ..............             500,000           437,841
Ford Motor 6.625% 10/1/28 ................           1,000,000           857,978
General Motors 6.75% 5/1/28 ..............           1,250,000         1,094,542
Lear 8.11% 5/15/09 .......................             500,000           466,351
Meritor Auto 6.80% 2/15/09 ...............             570,000           514,702
TRW 7.75% 6/1/29 .........................           2,000,000         1,913,059
                                                                      ----------
                                                                       5,284,473
                                                                      ----------
Banking - 2.17%
Banco Sud Americano 7.60% 3/15/07 ........             500,000           448,726
Compass Bank 8.10% 8/15/09 ...............           1,000,000         1,001,919
                                                                      ----------
                                                                       1,450,645
                                                                      ----------
Building & Materials - 1.48%
Masco 7.75% 8/1/29 .......................           1,000,000           988,568
                                                                      ----------
                                                                         988,568
                                                                      ----------
Cable, Media & Publishing - 5.39%
News America Holdings
   7.75% 12/1/45 .........................           1,681,000         1,539,204
Viacom 7.625% 1/15/16 ....................           2,100,000         2,057,297
                                                                      ----------
                                                                       3,596,501
                                                                      ----------
Chemicals - 1.48%
Equistar Chemicals 8.75% 2/15/09 .........           1,000,000           986,250
                                                                      ----------
                                                                         986,250
                                                                      ----------
Computers & Technology - 1.06%
Seagate Technology 7.45% 3/1/37 ..........             820,000           706,214
                                                                      ----------
                                                                         706,214
                                                                      ----------
Consumer Products - 5.13%
Penzoil-Quaker State 7.375% 4/1/29 .......           2,000,000         1,692,995
Tommy Hilfiger 6.85% 6/1/08 ..............           1,985,000         1,733,013
                                                                      ----------
                                                                       3,426,008
                                                                      ----------
Electronics & Electrical Equipment - 3.06%
Israel Electric 7.75% 12/15/27 ...........           2,000,000         1,820,927
Protection One 8.125% 1/15/09 ............             450,000           225,000
                                                                      ----------
                                                                       2,045,927
                                                                      ----------
Energy - 5.16%
Conoco 6.95% 4/15/29 .....................           1,500,000         1,350,647
PSEG Energy 10.00% 10/1/09 ...............             625,000           635,645
Ras Laffan Liq Natural Gas
   8.294% 3/15/14 ........................           1,000,000           932,738

                                                     Principal          Market
                                                      Amount            Value
--------------------------------------------------------------------------------
Corporate Bonds (continued)
Energy (continued)
RBF Finance 11.00% 3/15/06 .............          $  500,000          $  525,000
                                                                      ----------
                                                                       3,444,030
                                                                      ----------
Finance - 8.40%
Fairfax Financial 7.375% 3/15/06 .......             650,000             580,560
Fairfax Financial 7.375% 4/15/18 .......           1,000,000             781,730
Fidelity Investments 7.57% 6/15/29 .....           1,000,000             962,377
Florida Windstorm 7.125% 2/25/19 .......             500,000             457,536
Goldman Sachs Group 6.65% 5/15/09 ......             500,000             460,269
Keycorp Capital III 7.75% 7/15/29 ......           1,000,000             933,503
KN Capital Trust III 7.625% 4/15/28 ....           1,000,000             892,713
Meditrust 7.82% 9/10/26 ................             650,000             537,875
                                                                      ----------
                                                                       5,606,563
                                                                      ----------
Healthcare & Pharmaceuticals - 0.71%
Tenet Healthcare 8.00% 1/15/05 .........             500,000             475,768
                                                                      ----------
                                                                         475,768
                                                                      ----------
Industrial Machinery - 5.77%
Lockheed Martin 8.50% 12/1/29 ..........           2,000,000           2,006,090
Osprey Trust 8.31% 1/15/03 .............             850,000             844,279
Rohm & Haas 7.85% 7/15/29 ..............           1,000,000           1,001,075
                                                                      ----------
                                                                       3,851,444
                                                                      ----------
Leisure, Lodging & Entertainment - 1.45%
HMH Properties 8.45% 12/1/08 ...........             625,000             564,063
ITT 7.38% 11/15/15 .....................             500,000             405,205
                                                                      ----------
                                                                         969,268
                                                                      ----------
Metals & Mining - 0.61%
AK Steel 7.88% 2/15/09 .................             450,000             405,563
                                                                      ----------
                                                                         405,563
                                                                      ----------
Miscellaneous - 6.10%
Mexican United States 9.875% 2/1/10 ....           1,000,000             986,250
Republic of Columbia 9.75% 4/23/09 .....             700,000             624,750
Republic of Korea 8.875% 4/15/08 .......           1,000,000           1,042,538
Republic of South Africa 9.125% 5/19/09              725,000             737,688
Service International 6.00% 12/15/05 ...           1,050,000             682,500
                                                                      ----------
                                                                       4,073,726
                                                                      ----------
Packaging & Containers - 0.89%
Owens-Illinois 8.10% 5/15/07 ...........             625,000             592,102
                                                                      ----------
                                                                         592,102
                                                                      ----------
Retail - 8.38%
Federated Department Stores
   7.00% 2/15/28 .......................           1,000,000             884,797
Food Lion 8.05% 4/15/27 ................           1,500,000           1,406,043
K Mart 7.95% 2/1/23 ....................             450,000             379,799
May Department Stores 6.70% 9/15/28 ....           1,000,000             873,627
SAKS 8.25% 11/15/08 ....................           2,100,000           2,048,597
                                                                      ----------
                                                                       5,592,863
                                                                      ----------
Telecommunications - 4.54%
AT&T 6.50% 3/15/29 .....................           1,500,000           1,273,765
Global Crossing 9.63% 5/15/08 ..........             750,000             733,125
Liberty Media 8.50% 7/15/29 ............           1,000,000           1,021,822
                                                                      ----------
                                                                       3,028,712
                                                                      ----------

                                                          Principal      Market
Delaware Extended Duration Bond Fund                        Amount       Value
--------------------------------------------------------------------------------
Corporate Bonds (continued)
Transportation & Shipping - 5.09%
Atlas Air Lines 8.77% 1/2/11 ......................         $598,119 $   571,792
CSX 6.80% 12/1/28 .................................        1,000,000     859,544
Stagecoach 8.625% 11/15/09 ........................        1,000,000   1,004,684
US Air 8.36% 7/20/20 ..............................        1,000,000     964,500
                                                                     -----------
                                                                       3,400,520
                                                                     -----------
Total Corporate Bonds
   (cost $53,230,863) .............................                   49,925,145
                                                                     ===========
U.S. Treasury Obligations - 15.44%
U.S. Treasury Note
   5.50% 5/15/09 ..................................        6,025,000   5,522,614
   6.375% 8/15/27 .................................        2,025,000   1,967,439
   5.25% 2/15/29 ..................................        1,000,000     832,040
U.S. Treasury Strip
   0.00% 2/15/27 ..................................        7,000,000   1,264,562
   0.00% 2/15/27 ..................................        1,500,000     271,688
   0.00% 5/15/27 ..................................        2,500,000     445,782
                                                                     -----------
Total U.S. Treasury Obligations
   (cost $10,837,085) .............................                   10,304,125
                                                                     ===========

Repurchase Agreements - 2.18%
With Chase Manhattan 5.68% 2/1/00
   (dated 1/31/00, collateralized by
   $326,000 U.S. Treasury Notes 8.00%
   due 5/15/01, market value $337,919
   and $166,000 U.S. Treasury Notes
   5.25% due 5/31/01, market
   value $164,613) ................................          491,000     491,000
With J.P. Morgan Securities 5.68%
   2/1/00 (dated 1/31/00, collateralized
   by $344,000 U.S. Treasury Notes
   5.50% due 3/31/03, market value
   $340,186 and $154,000 U.S. Treasury
   Notes 5.75% due 4/30/03, market
   value $152,394) ................................          483,000     483,000
With PaineWebber 5.68% 2/1/00
   (dated 1/31/00, collateralized by
   $121,000 U.S. Treasury Notes
   7.50% due 11/15/01, market
   value $124,313 and $102,000
   U.S. Treasury Notes 6.625% due
   4/30/02, market value $103,411
   and $121,000 U.S. Treasury Notes
   4.25% due 11/15/03, market value
   $112,827 and $143,000 U.S. Treasury
   Notes 7.875% due 11/15/04, market
   value $152,007) ................................          483,000     483,000
                                                                     -----------
Total Repurchase Agreements
   (cost $1,457,000) ..............................                  $ 1,457,000
                                                                     -----------

                                                                         Market
                                                                         Value
--------------------------------------------------------------------------------
Total Market Value of Securities - 99.01%
   (cost of $69,991,459) ...............................            $66,098,263
Receivables and Other Assets
   Net of Liabilities - 0.99% ..........................                658,778
                                                                    -----------
Net Assets Applicable to 13,383,756 shares
   outstanding - 100.0% ................................            $66,757,041
                                                                    ===========

Net asset value - Delaware Extended Duration Bond Fund
   A Class ($1,689,037 / 338,633 Shares) ...............                  $4.99
                                                                          -----
Net asset value - Delaware Extended Duration Bond Fund
   B Class ($365,077 / 73,192 Shares) ..................                  $4.99
                                                                          -----
Net asset value - Delaware Extended Duration Bond Fund
   C Class ($157,875 / 31,651 Shares) ..................                  $4.99
                                                                          -----
Net asset value - Delaware Extended Duration Bond Fund
   Institutional Class ($64,545,052 / 12,940,280 Shares)                  $4.99
                                                                          -----

Components of Net Assets at January 31, 2000:
Shares of Beneficial Interest
   (unlimited authorization, no par) ...................            $73,421,489
Accumulated net realized loss on investments
   and futures contracts ...............................             (2,702,501)
Net unrealized depreciation of investments
   and futures contracts ...............................             (3,961,947)
                                                                    -----------
Total net assets .......................................            $66,757,041
                                                                    ===========

Net asset value and offering per share -
   Delaware Extended Duration Bond Fund
Net asset value A Class (A) ............................                  $4.99
                                                                          -----
Sales charge (4.75% of offering price or 5.01% of
   the amount invested per share) (B) ..................                   0.25
                                                                          -----
Offering price .........................................                  $5.24
                                                                          =====
--------------

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or purchase of shares.
(B) See the current prospectus for purchases of $100,000 or more.
 *  Fully or partially pledged collateral for financial futures contracts


                             See accompanying notes

Statements of Operations

                                                                                                      Delaware
                                                                                Delaware              Extended
                                                                                Corporate             Duration
Six Months Ended January 31, 2000 (Unaudited)                                   Bond Fund             Bond Fund
-----------------------------------------------------------------------------------------------------------------
Investment Income:
Interest .............................................................          $2,269,823           $ 2,313,897
                                                                                ----------           -----------
                                                                                 2,269,823             2,313,897

Expenses:
Management fees ......................................................             149,514               160,975
Registration fees ....................................................              71,670                73,342
Dividend disbursing and transfer agent fees and expenses .............              41,965                29,650
Accounting and administration ........................................              15,800                11,525
Reports and statements to shareholders ...............................              11,500                10,600
Professional fees ....................................................               5,075                 5,298
Distribution expense .................................................              12,559                 3,795
Taxes (other than taxes on income) ...................................               1,400                   520
Custodian fees .......................................................               7,500                   729
Trustees' fees .......................................................                 300                    50
Other ................................................................                 960                 1,673
                                                                                ----------           -----------
                                                                                   318,243               298,157

Less expenses absorbed by Delaware Management Company ................            (139,745)             (131,858)
Less expenses paid indirectly ........................................                (690)                 (907)
                                                                                ----------           -----------
Total expenses .......................................................             177,808               165,392

Net Investment Income ................................................           2,092,015             2,148,505
                                                                                ----------           -----------

Net Realized and Unrealized Loss on Investments and Futures Contracts:
Net realized loss on investments .....................................            (464,151)             (838,300)
Net change in unrealized appreciation / depreciation of investments
   and futures contracts .............................................            (925,354)             (922,455)
                                                                                ----------           -----------

Net Realized and Unrealized Loss on Investments and Futures Contracts           (1,389,505)           (1,760,755)
                                                                                ----------           -----------

Net Increase in Net Assets Resulting from Operations .................          $  702,510           $   387,750
                                                                                ==========           ===========

                             See accompanying notes

Statements of Changes in Net Assets

                                                                                          Delaware       Delaware
                                                            Delaware       Delaware       Extended       Extended
                                                           Corporate      Corporate       Duration       Duration
                                                           Bond Fund      Bond Fund      Bond Fund       Bond Fund
------------------------------------------------------------------------------------------------------------------
                                                           Six Months      Period       Six Months         Period
                                                             Ended         9/15/98*        Ended          9/15/98*
                                                           1/31/2000       through       1/31/2000        through
                                                          (Unaudited)     7/31/1999     (Unaudited)      7/31/1999
Increase (Decrease) in Net Assets from Operations:
Net investment income ................................  $  2,092,015   $  2,110,727    $  2,148,505   $  2,001,417
Net realized loss on investments .....................      (464,151)    (1,652,452)       (838,300)    (1,849,437)
Net change in unrealized appreciation / depreciation
   of investments and futures contracts ..............      (925,354)    (2,146,756)       (922,455)    (3,039,492)
                                                        ----------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations ....................................       702,510     (1,688,481)        387,750     (2,887,512)
                                                        ----------------------------------------------------------

Distributions to Shareholders from:
Net investment income:
   A Class ...........................................       (63,537)       (45,318)        (50,487)       (31,630)
   B Class ...........................................       (51,856)       (20,299)         (9,002)        (1,275)
   C Class ...........................................        (9,510)        (7,907)         (3,821)        (1,261)
   Institutional Class ...............................    (1,967,132)    (2,037,203)     (2,085,185)    (1,967,251)

Net realized gain on investments:
   A Class ...........................................             0           (649)              0           (403)
   B Class ...........................................             0            (26)              0             (3)
   C Class ...........................................             0            (37)              0            (13)
   Institutional Class ...............................             0        (23,022)              0        (14,355)
                                                        ----------------------------------------------------------
                                                          (2,092,035)    (2,134,461)     (2,148,495)    (2,016,191)
                                                        ----------------------------------------------------------
Capital Share Transactions:
Proceeds from shares sold:
   A Class ...........................................       940,660      1,919,685         926,217      1,303,923
   B Class ...........................................     1,200,810      1,413,525         252,815        172,849
   C Class ...........................................       248,408        446,292         140,921         62,451
   Institutional Class ...............................    11,498,489     70,556,107      21,924,413     70,284,574

Netasset value of shares issued upon reinvestment
  of distributions from net investment income and
  net realized gain on investments:
   A Class ...........................................        51,071         39,760          40,180         29,500
   B Class ...........................................        30,954          9,222           8,045          1,068
   C Class ...........................................         6,150          6,038           2,374            469
   Institutional Class ...............................     1,766,877      1,788,078       1,861,703      1,718,312
                                                        ----------------------------------------------------------
                                                          15,743,419     76,178,707      25,156,668     73,573,146
                                                        ----------------------------------------------------------
Cost of shares repurchased:
   A Class ...........................................      (218,869)      (508,014)       (272,688)      (220,356)
   B Class ...........................................      (427,062)      (132,179)         (1,574)       (54,753)
   C Class ...........................................      (172,284)      (130,682)        (39,653)          (187)
   Institutional Class ...............................   (11,379,858)   (13,467,751)    (13,170,564)   (11,548,550)
                                                        ----------------------------------------------------------
                                                         (12,198,073)   (14,238,626)    (13,484,479)   (11,823,846)
                                                        ----------------------------------------------------------
Increase in net assets derived from capital share
  transactions .......................................    3,545,3466      1,940,081      11,672,189     61,749,300
                                                        ----------------------------------------------------------
Net Increase In Net Assets ...........................     2,155,821     58,117,139       9,911,444     56,845,597
                                                        ----------------------------------------------------------

Net Assets:
Beginning of period ..................................    58,117,139              -      56,845,597              -
                                                        ----------------------------------------------------------
End of period ........................................  $ 60,272,960   $ 58,117,139    $ 66,757,041   $ 56,845,597
                                                        ==========================================================


* Date of commencement of operations.

                             See accompanying notes

Financial Highlights

Selected data for each share of the Fund outstanding             Delaware Corporate
throughout each period was as follows:                            Bond Fund A Class
-----------------------------------------------------------------------------------------
                                                                Six Months     9/15/98(1)
                                                                   Ended         to
                                                                  1/31/00(3)   7/31/99
                                                                (Unaudited)

Net asset value, beginning of period ........................      $5.280      $5.500

Income (loss) from investment operations:
   Net investment income ....................................       0.177       0.201
   Net realized and unrealized loss on investments and
    futures contracts .......................................      (0.120)     (0.216)
                                                                   ------------------
Total from investment operations ............................       0.057      (0.015)
                                                                   ------------------

Less dividends and distributions:
   Dividends from net investment income .....................      (0.177)     (0.201)
   Distributions from net realized gain on investments ......           -      (0.004)
                                                                   ------------------
   Total dividends and distributions ........................      (0.177)     (0.205)
                                                                   ------------------

Net asset value, end of period ..............................      $5.160      $5.280
                                                                   ==================

Total return(2) .............................................       1.11%      (0.34%)

Ratios and supplemental data:
   Net assets, end of period (000 omitted) ..................     $2,107      $1,377
   Ratio of expenses to average net assets ..................       0.80%       0.80%
   Ratio of expenses to average net assets prior to
    expense limitation and fees paid indirectly .............       1.26%       1.26%
   Ratio of net investment income to average net assets .....       6.75%       5.75%
   Ratio of net investment income to average net assets
    prior to expense limitation and fees paid indirectly ....       6.29%       5.29%
   Portfolio turnover .......................................         72%        175%

----------------------

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

(3) Ratios have been annualized and total return has not been annualized.

                             See accompanying notes

Selected data for each share of the Fund outstanding                                   Delaware Corporate
throughout each period was as follows:                                                  Bond Fund B Class
----------------------------------------------------------------------------------------------------------------
                                                                                       Six Months     9/15/98(1)
                                                                                          Ended           to
                                                                                        1/31/00(3)      7/31/99
                                                                                       (Unaudited)

Net asset value, beginning of period .................................................    $5.280      $5.500

Income (loss) from investment operations:
   Net investment income .............................................................     0.157       0.171
   Net realized and unrealized loss on investments and futures contracts .............    (0.120)      (0.216)
                                                                                          ------------------
   Total from investment operations ..................................................     0.037      (0.045)
                                                                                          ------------------

Less dividends and distributions:
   Dividends from net investment income ..............................................    (0.157)     (0.171)
   Distributions from net realized gain on investments ...............................         -      (0.004)
                                                                                          ------------------
   Total dividends and distributions .................................................    (0.157)     (0.175)
                                                                                          ------------------

Net asset value, end of period .......................................................    $5.160      $5.280
                                                                                          ==================

Total return(2).......................................................................      0.73%      (0.88%)

Ratios and supplemental data:
   Net assets, end of period (000 omitted) ...........................................    $1,999      $1,236
   Ratio of expenses to average net assets ...........................................      1.55%       1.55%
   Ratio of expenses to average net assets prior to expense limitation
      and fees paid indirectly .......................................................      2.01%       2.01%
   Ratio of net investment income to average net assets ..............................      6.00%       5.00%
   Ratio of net investment income to average net assets prior to expense limitation
      and fees paid indirectly .......................................................      5.54%       4.54%
   Portfolio turnover ................................................................        72%        175%

----------------------

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

(3) Ratios have been annualized and total return has not been annualized.

                             See accompanying notes

Selected data for each share of the Fund outstanding                                    Delaware Corporate
throughout each period was as follows:                                                   Bond Fund C Class
---------------------------------------------------------------------------------------------------------------
                                                                                       Six Months   9/15/98(1)
                                                                                         Ended        to
                                                                                        1/31/00(3)  7/31/99
                                                                                      (Unaudited)

Net asset value, beginning of period ................................................    $5.280      $5.500

Income (loss) from investment operations:
   Net investment income ............................................................     0.158       0.171
   Net realized and unrealized loss on investments and futures contracts ............    (0.120)     (0.216)
                                                                                         ------------------
   Total from investment operations .................................................     0.038      (0.045)
                                                                                         ------------------

Less dividends and distributions:
   Dividends from net investment income .............................................    (0.158)     (0.171)
   Distributions from net realized gain on investments ..............................         -      (0.004)
                                                                                         ------------------
   Total dividends and distributions ................................................    (0.158)     (0.175)
                                                                                         ------------------

Net asset value, end of period ......................................................    $5.160      $5.280
                                                                                         ==================

Total return(2) .....................................................................      0.73%      (0.88%)

Ratios and supplemental data:
   Net assets, end of period (000 omitted) ..........................................      $376        $303
   Ratio of expenses to average net assets ..........................................      1.55%       1.55%
   Ratio of expenses to average net assets prior to expense limitation
     and fees paid indirectly .......................................................      2.01%       2.01%
   Ratio of net investment income to average net assets .............................      6.00%       5.00%
   Ratio of net investment income to average net assets prior to expense limitation
     and fees paid indirectly .......................................................      5.54%       4.54%
   Portfolio turnover ...............................................................        72%        175%

----------------------

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

(3) Ratios have been annualized and total return has not been annualized.

                             See accompanying notes

Selected data for each share of the Fund outstanding                                       Delaware Corporate Bond
throughout each period was as follows:                                                    Fund Institutional Class
====================================================================================================================
                                                                                             Six Months  9/15/98(1)
                                                                                               Ended        to
                                                                                              1/31/00(3)  7/31/99
                                                                                            (Unaudited)

Net asset value, beginning of period ....................................................      $5.280      $5.500

Income (loss) from investment operations:
   Net investment income ................................................................       0.184       0.212
   Net realized and unrealized loss on investments and futures contracts ................      (0.120)     (0.216)
                                                                                               ------------------
   Total from investment operations .....................................................       0.064      (0.004)
                                                                                               ------------------

Less dividends and distributions:
   Dividends from net investment income .................................................      (0.184)     (0.212)
   Distributions from net realized gain on investments ..................................           -      (0.004)
   Total dividends and distributions ....................................................      (0.184)     (0.216)
                                                                                                ------------------

Net asset value, end of period ..........................................................      $5.160      $5.280
                                                                                               ==================

Total return(2) .........................................................................        1.24%     (0.14%)

Ratios and supplemental data:
   Net assets, end of period (000 omitted) ..............................................      $55,790    $55,201
   Ratio of expenses to average net assets ..............................................        0.55%      0.55%
   Ratio of expenses to average net assets prior to expense limitation
      and fees paid indirectly ..........................................................        1.01%      1.01%
   Ratio of net investment income to average net assets                                          7.00%      6.00%
   Ratio of net investment income to average net assets prior to expense limitation
      and fees paid indirectly ..........................................................        6.54%      5.54%
   Portfolio turnover ...................................................................          72%       175%

----------------------

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

(3) Ratios have been annualized and total return has not been annualized.

                             See accompanying notes

Selected data for each share of the Fund outstanding                                 Delaware Extended Duration
throughout each period was as follows:                                                    Bond Fund A Class
----------------------------------------------------------------------------------------------------------------
                                                                                       Six Months   9/15/98(1)
                                                                                          Ended         to
                                                                                        1/31/00(3)    7/31/99
                                                                                       (Unaudited)
Net asset value, beginning of period ..................................................  $ 5.150     $ 5.500

Income (loss) from investment operations:
   Net investment income ..............................................................    0.180       0.206
   Net realized and unrealized loss on investments and futures contracts ..............   (0.160)     (0.347)
                                                                                         -------------------
   Total from investment operations ...................................................    0.020      (0.141)
                                                                                         -------------------
Less dividends and distributions:
   Dividends from net investment income ...............................................   (0.180)     (0.206)
   Distributions from net realized gain on investments ................................        -      (0.003)
                                                                                         -------------------
   Total dividends and distributions ..................................................   (0.180)     (0.209)
                                                                                         -------------------

Net asset value, end of period ........................................................  $ 4.990     $ 5.150
                                                                                         ===================

Total return(2) .......................................................................    0.42%      (2.68%)

Ratios and supplemental data:
   Net assets, end of period (000 omitted) ............................................  $ 1,689     $ 1,042
   Ratio of expenses to average net assets ............................................    0.80%       0.80%
   Ratio of expenses to average net assets prior to expense limitation
     and fees paid indirectly .........................................................    1.24%       1.27%
   Ratio of net investment income to average net assets ...............................    7.06%       5.88%
   Ratio of net investment income to average net assets prior to expense limitation
     and fees paid indirectly .........................................................    6.62%       5.41%
   Portfolio turnover .................................................................      82%        201%

----------------------
(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(3) Ratios have been annualized and total return has not been annualized.

                             See accompanying notes

Selected data for each share of the Fund outstanding                                 Delaware Extended Duration
throughout each period was as follows:                                                    Bond Fund B Class
----------------------------------------------------------------------------------------------------------------
                                                                                       Six Months   9/15/98(1)
                                                                                          Ended         to
                                                                                        1/31/00(3)    7/31/99
                                                                                       (Unaudited)
Net asset value, beginning of period ..................................................  $ 5.150     $ 5.500

Income (loss) from investment operations:
   Net investment income ..............................................................    0.161       0.172
   Net realized and unrealized loss on investments and futures contracts ..............   (0.160)     (0.347)
                                                                                         -------------------
   Total from investment operations ...................................................    0.001      (0.175)
                                                                                         -------------------

Less dividends and distributions:
   Dividends from net investment income ...............................................   (0.161)     (0.172)
   Distributions from net realized gain on investments ................................        -      (0.003)
                                                                                         -------------------
   Total dividends and distributions ..................................................   (0.161)     (0.175)
                                                                                         -------------------

Net asset value, end of period ........................................................  $ 4.990     $ 5.150
                                                                                         ===================

Total return(2) .......................................................................    0.04%      (3.28%)

Ratios and supplemental data:
   Net assets, end of period (000 omitted) ............................................  $   365     $   114
   Ratio of expenses to average net assets ............................................    1.55%       1.55%
   Ratio of expenses to average net assets prior to expense limitation
     and fees paid indirectly .........................................................    1.99%       2.02%
   Ratio of net investment income to average net assets ...............................    6.31%       5.13%
   Ratio of net investment income to average net assets prior to expense limitation
     and fees paid indirectly .........................................................    5.87%       4.66%
   Portfolio turnover .................................................................      82%        201%

----------------------
(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(3) Ratios have been annualized and total return has not been annualized.

                             See accompanying notes

Selected data for each share of the Fund outstanding                                 Delaware Extended Duration
throughout each period was as follows:                                                    Bond Fund C Class
----------------------------------------------------------------------------------------------------------------
                                                                                       Six Months   9/15/98(1)
                                                                                          Ended         to
                                                                                        1/31/00(3)    7/31/99
                                                                                       (Unaudited)
Net asset value, beginning of period ..................................................   $5.150      $5.500

Income (loss) from investment operations:
   Net investment income ..............................................................    0.161       0.180
   Net realized and unrealized loss on investments and futures contracts ..............   (0.160)     (0.347)
                                                                                         -------------------
   Total from investment operations ...................................................    0.001      (0.167)
                                                                                         -------------------

Less dividends and distributions:
   Dividends from net investment income ...............................................   (0.161)     (0.180)
   Distributions from net realized gain on investments ................................        -      (0.003)
                                                                                         -------------------
   Total dividends and distributions ..................................................   (0.161)     (0.183)
                                                                                         -------------------

Net asset value, end of period ........................................................   $4.990      $5.150
                                                                                         ===================

Total return(2) .......................................................................    0.04%      (3.15%)

Ratios and supplemental data:
   Net assets, end of period (000 omitted) ............................................     $158         $58
   Ratio of expenses to average net assets ............................................    1.55%       1.55%
   Ratio of expenses to average net assets prior to expense limitation
     and fees paid indirectly .........................................................    1.99%       2.02%
   Ratio of net investment income to average net assets ...............................    6.31%       5.13%
   Ratio of net investment income to average net assets prior to expense limitation
     and fees paid indirectly .........................................................    5.87%       4.66%
   Portfolio turnover .................................................................      82%        201%

----------------------
(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(3) Ratios have been annualized and total return has not been annualized.

                             See accompanying notes

Selected data for each share of the Fund outstanding                                 Delaware Extended Duration
throughout each period was as follows:                                              Bond Fund Institutional Class
----------------------------------------------------------------------------------------------------------------
                                                                                       Six Months   9/15/98(1)
                                                                                          Ended         to
                                                                                        1/31/00(3)    7/31/99
                                                                                       (Unaudited)
Net asset value, beginning of period ..................................................  $ 5.150     $ 5.500

Income (loss) from investment operations:
   Net investment income ..............................................................    0.187       0.215
   Net realized and unrealized loss on investments and futures contracts ..............   (0.160)     (0.347)
                                                                                         -------------------
   Total from investment operations ...................................................    0.027      (0.132)
                                                                                         -------------------

Less dividends and distributions:
   Dividends from net investment income ...............................................   (0.187)     (0.215)
   Distributions from net realized gain on investments ................................        -      (0.003)
                                                                                         -------------------
   Total dividends and distributions ..................................................   (0.187)     (0.218)
                                                                                         -------------------

Net asset value, end of period ........................................................  $ 5.364     $ 5.150
                                                                                         ===================

Total return(2)........................................................................    0.55%      (2.52%)

Ratios and supplemental data:
   Net assets, end of period (000 omitted) ............................................  $64,545     $55,631
   Ratio of expenses to average net assets ............................................    0.55%       0.55%
   Ratio of expenses to average net assets prior to expense limitation
     and fees paid indirectly .........................................................    0.99%       1.02%
   Ratio of net investment income to average net assets ...............................    7.31%       6.13%
   Ratio of net investment income to average net assets prior to expense limitation
     and fees paid indirectly .........................................................    6.87%       5.66%
   Portfolio turnover .................................................................      82%        201%

----------------------
(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(3) Ratios have been annualized and total return has not been annualized.

                             See accompanying notes

Notes to Financial Statements

January 31, 2000 (Unaudited)
--------------------------------------------------------------------------------
Delaware Group Income Funds (the "Company") is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Company is organized as a Delaware Business Trust and offers five series: the Delaware Corporate Bond Fund, the Delaware Delchester Fund, the Delaware Extended Duration Bond Fund, the Delaware High-Yield Opportunities Fund and the Delaware Strategic Income Fund. These financial statements and related notes pertain to the Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund (each referred to as a "Fund" or collectively as the "Funds"). Each Fund offers four classes of shares. The A Class carries a front-end sales charge of 4.75%. The B Class carries a back-end deferred sales charge. The C Class carries a level load deferred sales charge and the Institutional Class has no sales charge.

The investment objective of the Funds is to seek to provide investors with high total return and, as a secondary objective, high current income by investing primarily in corporate bonds rated BBB or higher.

1. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation - All equity securities are valued at the last quoted sales price as of the close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be use. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

Federal Income Taxes - Each Fund intends to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - Each Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by each Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Original issue discounts are accreted to interest income over the lives of the respective securities. The Funds declare dividends daily from net investment income and pay such dividends monthly and declare and pay distributions form net realized gain on investments, if any, annually.

Certain expenses of the Funds are paid through "soft dollar" arrangements with brokers. These transactions are done subject to best price and execution. The amounts of these expenses were approximately $690 for the Delaware Corporate Bond Fund and $678 for the Delaware Extended Duration Bond Fund for the six months ended January 31, 2000. In addition, the Funds receive earnings credits from its custodian when positive balances are maintained, which are used to offset custody fees. These credits were $229 for the Delaware Extended Duration Bond Fund for the six months ended January 31, 2000. The expenses paid under the above arrangements are included in their respective expense captions on the Statements of Operations with the corresponding offset shown as "Expenses paid indirectly".

2. Investment Management and Other Transactions with Affiliates

In accordance with the terms of the Investment Management Agreement, the Funds pay Delaware Management Company (DMC), the Investment Manager, an annual fee based on its average daily net assets at the following rates:

            Delaware                                      Delaware
         Corporate Bond                              Extended Duration
             Fund                                        Bond Fund
On the first $500 million  0.500%        On the first $500 million      0.550%
On the next $500 million   0.475%        On the next $500 million       0.500%
On the next $1.5 billion   0.450%        On the next $1.5 billion       0.450%
In excess of $2.5 billion  0.425%        In excess of $2.5 billion      0.425%

At January 31, 2000 the liability for Investment Management Fees and other expenses payable to DMC were as follows:

            Delaware                                       Delaware
         Corporate Bond                               Extended Duration
             Fund                                         Bond Fund
           $26,787                                         $30,691

January 31, 2000 (Unaudited)
--------------------------------------------------------------------------------
2. Investment Management and Other Transactions with Affiliates
   (continued)

DMC has elected to waive that portion of the management fee and reimburse each Fund to the extent that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution and extraordinary expenses, exceed 0.55% of average daily net assets for each Fund through September 30, 2000.

The Funds have engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent and accounting services. The Funds pay DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums. At January 31, 2000, the Funds had payables for such fees and other expenses payable to DSC as follows:

        Delaware                                        Delaware
      Corporate Bond                               Extended Duration
          Fund                                         Bond Fund
         $4,211                                          $4,792

Pursuant to the Distribution Agreement, the Funds pay Delaware Distributors, L.P. (DDLP), the Distributor and an affiliate of DMC, an annual fee not to exceed 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the B and C Class for each Fund. No distribution expenses are paid by the Institutional Class. At January 31, 2000, the Funds had payables for distribution fees and other expenses payable to DDLP as follows:

         Delaware                                      Delaware
      Corporate Bond                               Extended Duration
          Fund                                         Bond Fund
         $5,951                                          $4,143

For the six months ended January 31, 2000, DDLP earned $1,464 for commissions on the sales of the Fund A Class shares for the Delaware Corporate Bond Fund and $934 for commissions on the sale of Fund A Class shares for the Delaware Extended Duration Bond Fund.

Certain officers of DMC, DSC and DDLP are officers, trustees and/or employees of the Funds. These officers, trustees and employees are paid no compensation by the Funds.

3. Investments

For the six months ended January 31, 2000, the Funds made purchases and sales of investment securities other than U.S. government securities and temporary cash investments for each Fund as follows:

                                    Delaware                    Delaware
                                    Corporate              Extended Duration
                                    Bond Fund                  Bond Fund
Purchases ...................      $20,147,785                $31,651,460
Sales .......................      $13,486,970                $29,926,277

At January 31, 2000, the aggregate cost of securities and unrealized appreciation (depreciation) for federal income tax purposes for each Fund were as follows:

                                          Delaware              Delaware
                                          Corporate        Extended Duration
                                          Bond Fund            Bond Fund

Cost of investments                      $62,522,884          $69,991,459
                                         ===========          ===========
Aggregate unrealized
   appreciation                             $212,805             $343,961
Aggregate unrealized
   depreciation                           (3,409,601)          (4,237,157)
                                         -----------          -----------
Net unrealized depreciation              ($3,196,796)         ($3,893,196)
                                         ===========          ===========


4. Capital Shares

Transactions in capital shares were as follows:
Delaware Corporate Bond Fund
                                                         Six Months
                                                           Ended        9/15/98*
                                                          1/31/00         to
                                                        (Unaudited)     7/31/99
Shares sold:
   A Class ........................................       180,113       344,744
   B Class ........................................       229,726       256,938
   C Class ........................................        47,663        79,951
   Institutional Class ............................     2,206,370    12,583,775

Shares issued upon reinvestment of distributions from net investment income and net realized gain on investments:
   A Class ........................................         9,822       7,270
   B Class ........................................         5,956       1,718
   C Class ........................................         1,183       1,106
   Institutional Class ............................       339,631     327,043
                                                        ---------  ----------
                                                        3,020,464  13,602,545
                                                        ---------  ----------

Shares repurchased:
   A Class ........................................       (42,236)    (91,126)
   B Class ........................................       (82,244)    (24,540)
   C Class ........................................       (33,267)    (23,679)
   Institutional Class ............................    (2,187,795) (2,452,517)
                                                       ----------  ----------
                                                       (2,345,542) (2,591,862)
                                                       ----------  ----------
Net increase ......................................       674,922  11,010,683
                                                       ==========  ==========

* Date of commencement of operations.

January 31, 2000 (Unaudited)
--------------------------------------------------------------------------------
4. Capital Shares (continued)

                                                      Delaware Extended Duration
                                                                Bond Fund
                                                         Six Months
                                                           Ended       9/15/98*
                                                          1/31/00        to
                                                        (Unaudited)    7/31/99
Shares sold:
   A Class .......................................        182,932     236,728
   B Class .......................................         49,825      31,768
   C Class .......................................         27,825      11,269
   Institutional Class ...........................      4,369,628  12,605,679

Shares issued upon reinvestment of
  distributions from net investment
  income and net realized gain on
  investments:

   A Class .......................................          7,988       5,456
   B Class .......................................          1,602         203
   C Class .......................................            475          86
   Institutional Class ...........................        369,915     318,397
                                                        ---------  ----------
                                                        5,010,190  13,209,586
                                                        ---------  ----------

Shares repurchased:
   A Class .......................................        (54,599)    (39,872)
   B Class .......................................           (305)     (9,901)
   C Class .......................................         (7,968)        (36)
   Institutional Class ...........................     (2,598,153) (2,125,186)
                                                       ----------  ----------
                                                       (2,661,025) (2,174,995)
                                                       ----------  ----------
Net increase                                            2,349,165  11,034,591
                                                       ==========  ==========

* Date of commencement of operations.

5. Futures Contracts

The Funds invest in financial futures contracts for the purpose of hedging their existing portfolio securities against fluctuations in fair value caused by changes in prevailing market rates. Upon entering into a futures contract, the Funds deposit cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Funds as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into futures contracts from potential imperfect correlation between the futures contracts and the underlying securities and from the possibility of an illiquid secondary market for these instruments.

Financial futures contracts open at January 31, 2000 were as follows:

Delaware Corporate Bond Fund

                                         Notional      Expiration    Unrealized
Contracts to receive                    Cost Amount       Date          Gain

42 U.S. 10 Year Treasury                                 March
  note contracts                       $(4,105,500)       2000        $124,686

Delaware Extended Duration Bond Fund

                                        Notional       Expiration    Unrealized
Contracts to deliver                   Cost Amount        Date          Gain

40 U.S. 20 Year Treasury                                  March
  note contracts                        $3,757,500        2000        $(68,751)


6. Market and Credit Risk
Each Fund may invest in high-yield fixed income securities which carry ratings of BB or lower by S&P and/or Ba or lower by Moody's. Investments in these higher yielding securities may be accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund may invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans may shorten the stated maturity of the respective obligation and may result in a loss of premium, if any has been paid.

Each Fund may invest up to 15% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect the Funds' ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities.

DELAWARE INVESTMENTS FAMILY OF FUNDS
------------------------------------

Complete information on any fund offered by Delaware Investments can be found in each fund's current prospectus. Prospectuses for all funds offered by Delaware Investments are available from your financial adviser. Please read the prospectus carefully before you invest or send money.

Growth of Capital
     o Select Growth Fund
     o Trend Fund
     o Growth Opportunities Fund*
     o Small Cap Value Fund
     o U.S. Growth Fund
     o Growth Stock Fund
     o Tax-Efficient Equity Fund
     o Social Awareness Fund

Total Return
     o Blue Chip Fund
     o Devon Fund
     o Growth and Income Fund
     o Decatur Equity
        Income Fund
     o REIT Fund
     o Balanced Fund

International and Global
     o Emerging Markets Fund
     o New Pacific Fund
     o Overseas Equity Fund
     o International Equity Fund
     o Global Equity Fund
     o Global Bond Fund

Current Income
     o Delchester Fund
     o High-Yield
        Opportunities Fund
     o Strategic Income Fund
     o Corporate Bond Fund
     o Extended Duration
        Bond Fund
     o American Government
        Bond Fund
     o U.S. Government
        Securities Fund
     o Limited-Term
        Government Fund

Tax-Exempt Income
     o National High-Yield
        Municipal Bond Fund
     o Tax-Free USA Fund
     o Tax-Free Insured Fund
     o Tax-Free USA
        Intermediate Fund
     o State Tax-Free Funds**

Stability of Principal
     o Cash Reserve
     o Tax-Free Money Fund

Asset Allocation
     o Foundation Funds
        Growth Portfolio
        Balanced Portfolio
        Income Portfolio

 * Formerly known as DelCap Fund.

** Available for the following states: Arizona, California, Colorado, Florida,
   Idaho, Iowa, Kansas, Minnesota, Missouri, Montana, North Dakota, New Jersey, New Mexico, New York, Ohio, Oregon, Pennsylvania and Wisconsin. Insured and intermediate bond funds are available in selected states.

(C)Delaware Distributors, L.P.

DELAWARE(SM)
INVESTMENTS
---------------------
Philadelphia o London


For Shareholders
1.800.523.1918

For Securities Dealers
1.800.362.7500

For Financial Institutions
Representatives Only
1.800.659.2265

www.delawareinvestments.com

This semi-annual report is for the information of Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives and operating policies of each Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in each Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES

Wayne A. Stork
Chairman
Delaware Investments Family of Funds
Philadelphia, PA

Walter P. Babich
Board Chairman
Citadel Constructors, Inc.
King of Prussia, PA

David K. Downes
President and Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

John H. Durham
Private Investor
Horsham, PA

Anthony D. Knerr
Consultant, Anthony Knerr & Associates
New York, NY

Ann R. Leven
Former Treasurer, National Gallery of Art
Washington, DC

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Charles E. Peck
Retired
Fredericksburg, VA

Jan L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, Minnesota

AFFILIATED OFFICERS

Charles E. Haldeman, Jr.
President and Chief Executive Officer
Delaware Management Holdings, Inc.
Philadelphia, PA

Richard J. Flannery
Executive Vice President and
General Counsel
Delaware Investments Family of Funds
Philadelphia, PA

Bruce D. Barton
President and Chief Executive Officer
Delaware Distributors, L.P.
Philadelphia, PA

Investment Manager
Delaware Management Company
Philadelphia, Pennsylvania

International Affiliate
Delaware International Advisers Ltd.
London, England

National Distributor
Delaware Distributors, L.P.
Philadelphia, Pennsylvania

Shareholder Servicing, Dividend
Disbursing and Transfer Agent
Delaware Service Company, Inc.
Philadelphia, Pennsylvania

1818 Market Street
Philadelphia, PA 19103-3682



(2784)                                         Printed in the USA
SA-460 [01/00]PP 03/00                                     (J5629)